Property and Equipment, Net	6 Months Ended
May 31, 2025
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET
6.	PROPERTY AND EQUIPMENT, NET

Property and equipment, net consist of the following:

	As of
	November 30, 2024 (Audited)	May 31, 2025 (Unaudited)	May 31, 2025 (Unaudited)
	HK$	HK$	US$
Furniture and fixtures	6,968	6,968	896
Office equipment	125,835	125,835	16,173
Motor vehicle	1,181,264	1,181,264	151,824
Total	1,314,067	1,314,067	168,893
Less: Accumulated depreciation	1,285,740	1,290,091	165,835
Net book value	28,327	23,976	3,058

Depreciation expenses recognized for the six months ended May 31, 2025 and 2024 were HK$4,351 (US$555) and HK$3,830, respectively.